Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Buildings	33,045	34,759
Leasehold improvements	46,310	46,310
Furniture and office equipment	327	327
Motor vehicles	1,133	1,114
Investment properties	2,890	2,890
Total original costs	83,705	85,400
Less: accumulated depreciation	(48,765)	(49,666)
Less: impairment loss	(2,104)	(2,232)
Net book value	32,836	33,502